PROPERTY AND EQUIPMENT, NET (Details) ¥ in Millions, $ in Millions	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Cost:
Property and equipment, gross	¥ 13,946		¥ 14,147
Less: Accumulated depreciation	9,178		9,121
Property and equipment net excluding construction in process	4,768		5,026
Construction in progress	221		204
Property and equipment, net	4,989	$ 735	5,230
Buildings
Cost:
Property and equipment, gross	736		782
Leasehold improvements
Cost:
Property and equipment, gross	10,733		10,872
Furniture, fixtures and equipment
Cost:
Property and equipment, gross	2,474		2,490
Motor vehicles
Cost:
Property and equipment, gross	¥ 3		¥ 3